Investments (Realized Gains and Losses and Proceeds on Investments and Other Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized gains and losses and proceeds on investments and other assets
Fair Value of Structured Notes	$ 38	$ 41
Other than Temporary Impairment Losses, Investments	1	3	17
Available-for-sale Securities, Gross Realized Gain (Loss)	11
Realized gains and losses, net	12	187	7
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(48)
Gross Proceeds from Sale, Maturity and Call of Investments and Other Assets	1,052	1,015	1,326
Net gain (loss) recorded on structured notes		3	(4)
Fixed Maturity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains	10	16	38
Fixed Maturity Securities, Gross Realized Losses	(4)	(5)	(18)
Available-for-sale Securities, Gross Realized Gain (Loss)	6	11	20
Gross Proceeds from Sale, Maturity and Call of Investments	887	976	1,251
Preferred Stock, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains	7	0
Fixed Maturity Securities, Gross Realized Losses	(2)	0
Available-for-sale Securities, Gross Realized Gain (Loss)	5	0
Gross Proceeds from Sale, Maturity and Call of Investments	121	29	21
Equity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains	15	3	2
Fixed Maturity Securities, Gross Realized Losses	(1)	0	0
Available-for-sale Securities, Gross Realized Gain (Loss)	14	3	2
Gross Proceeds from Sale, Maturity and Call of Investments	43	8	16
Other Long-term Investments
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net	(3)		(4)
Gross Proceeds from Sale, Maturity and Call of Investments	0		32
Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net	(7)	(21)	(11)
Gross Proceeds from Sale, Maturity and Call of Investments	1	2	6
Loss on early extinguishment of debt [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net		(6)
O'Charley's and ABRH [Member] | Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net	(3)	73
Remy | Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net		79
Equity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	30	12	(2)
Fixed Maturities
Realized gains and losses and proceeds on investments and other assets
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes	(58)	33	(10)
O'Charley's
Realized gains and losses and proceeds on investments and other assets
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 48